CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Stockholders Deficit SOBR Safe Inc [Member]	Noncontrolling Interest
Balance, Shares at Dec. 31, 2019			2,150,996
Balance, Amount at Dec. 31, 2019	$ (3,593,121)	$ 0	$ 22	$ 15,971,435	$ (19,511,168)	$ (3,539,711)	$ (53,410)
Common Stock Issued Upon Conversion Of Convertible Preferred Stock To Common Stock, Shares		(2,700,000)	900,000
Common Stock Issued For Executive Compensation, Amount	76,480	$ 0	$ 1	76,480	0	76,480	0
Common Stock Issued Due To Stock Warrants Exercise, Shares			151,366
Common Stock Issued Due To Stock Warrants Exercise, Amount	65,728	0	$ 2	65,726	0	65,728	0
Common Stock Issued For Asset Purchase, Shares			4,000,000
Common Stock Issued For Asset Purchase, Amount	27,120,000	0	$ 40	27,119,960	0	27,120,000	0
Common Stock Issued To Settle Accounts Payable And Accrued Expenses, Shares			53,132
Common Stock Issued To Settle Accounts Payable And Accrued Expenses, Amount	265,677	0	$ 1	265,676	0	265,677	0
Common Stock Issued To Settle Related Party Payables, Shares			86,717
Common Stock Issued To Settle Related Party Payables, Amount	579,814	0	$ 1	579,813	0	579,814	0
Common Stock Issued To Settle Related Party Debt, Shares			216,246
Common Stock Issued To Settle Related Party Debt, Amount	826,964	0	$ 2	826,962	0	826,964	0
Common Stock Issued To Settle Non-related Party Debt, Shares			23,483
Common Stock Issued To Settle Non-related Party Debt, Amount	166,526	0	$ 0	166,526	0	166,526	0
Common Stock Issued Upon Conversion Of Convertible Preferred Stock To Common Stock, Amount	0	$ 27	$ 9	0	0	0	0
Common Stock Issued Upon Conversion Of Related Party Debt And Accrued Interest, Shares			1,034,343
Common Stock Issued Upon Conversion Of Related Party Debt And Accrued Interest, Value	1,551,514		$ 10	1,551,504		1,551,514
Series A-1 Convertible Preferred Stock Issued For Cash, Shares		2,700,000
Series A-1 Convertible Preferred Stock Issued For Cash, Amount	2,700,000	$ 27	0	2,699,973	0	2,700,000	18
Paid-in Capital - Fair Value Of Stock Options Vested	239,476	0	0	239,476	0	239,476	0
Paid-in Capital - Fair Value Of Stock Warrants Granted	915,124	0	0	915,124	0	915,124	0
Paid-in Capital - Gain On Related Party Payables Conversion	272,299	0	0	272,299	0	272,299	0
Paid-in Capital - Gain On Related Party Debt Conversion	124,291	0	0	124,291	0	124,291	0
Paid-in Capital - Loss On Debt Extinguishment	390,409	0	0	390,409	0	390,409	0
Paid-in Capital - Beneficial Conversion Feature	1,407,675	0	0	1,407,675	0	1,407,675	0
Dividends - Series A-1 Convertible Preferred Stock	(107,880)				(107,880)	(107,880)
Net loss	(29,982,292)	0	0	0	(29,982,172)	(29,982,172)	(120)
Balance, Amount at Dec. 31, 2020	3,093,014	0	$ 87	52,694,147	(49,601,220)	3,093,014	(53,530)
Balance, shares at Dec. 31, 2020			8,640,678
Balance, amount at Dec. 31, 2020	3,039,484	0	$ 86	52,694,148	(49,601,220)	3,093,014	(53,530)
Net loss	(1,002,434)	0	$ 0	0	(1,002,340)	(1,002,340)	(94)
Common stock issued to settle dividends - Series A-1 Convertible Preferred stock, shares			14,390
Common stock issued to settle dividends - Series A-1 Convertible Preferred stock, amount	107,880	0	$ 0	107,880	0	107,880	0
Paid-in capital - fair value of stock options and restricted stock units vested, amount	105,013	0	0	105,013	0	105,013	0
Paid-in capital - relative fair value of stock warrants granted	619,381	0	0	619,381	0	619,381	0
Paid-in capital - beneficial conversion feature, amount	480,619	0	$ 0	480,619	0	480,619	0
Balance, shares at Mar. 31, 2021			8,655,068
Balance, amount at Mar. 31, 2021	3,349,943	0	$ 86	54,007,041	(50,603,560)	3,403,567	(53,624)
Balance, Shares at Dec. 31, 2020			8,640,678
Balance, Amount at Dec. 31, 2020	3,093,014	0	$ 87	52,694,147	(49,601,220)	3,093,014	(53,530)
Balance, amount at Dec. 31, 2020	3,039,484	0	$ 86	52,694,148	(49,601,220)	3,093,014	(53,530)
Net loss	(2,545,151)
Common stock issued for professional services, amount	0
Balance, shares at Jun. 30, 2021			8,660,401
Balance, amount at Jun. 30, 2021	2,896,758	0	$ 86	55,096,573	(52,146,273)	2,950,386	(53,628)
Balance, Shares at Dec. 31, 2020			8,640,678
Balance, Amount at Dec. 31, 2020	3,093,014	0	$ 87	52,694,147	(49,601,220)	3,093,014	(53,530)
Balance, amount at Dec. 31, 2020	3,039,484	0	86	52,694,148	(49,601,220)	3,093,014	(53,530)
Common Stock Issued Upon Conversion Of Convertible Preferred Stock To Common Stock, Amount	19,258	0	1	19,258	0	19,258	0
Net loss	(7,870,378)	0	$ 0	0	(7,870,272)	(7,870,272)	(106)
Common stock issued to settle dividends - Series A-1 Convertible Preferred stock, shares			14,390
Common stock issued to settle dividends - Series A-1 Convertible Preferred stock, amount	107,880	0	$ 0	107,880	0	107,880	0
Paid-in capital - fair value of stock options and restricted stock units vested, amount	1,087,318	0	0	1,087,318	0	1,087,318	0
Paid-in capital - relative fair value of stock warrants granted	1,939,756	0	0	1,939,756	0	1,939,756	0
Paid-in capital - beneficial conversion feature, amount	909,214	0	$ 0	909,214	0	909,214	0
Common Stock Issued For Facility Lease, Shares			5,333
Common Stock Issued For Facility Lease, Amount	49,600	0	$ 0	49,600	0	49,600	0
Common Stock Issued To Settle Common Stock Subscriptions Payable, Value	145,805			145,805		145,805
Common Stock Issued To Settle Common Stock Subscriptions Payable, Shares			34,806
Common Stock Issued Upon Exercise Of Stock Warrants, Value	$ 88,470			88,469		88,470
Common Stock Issued Upon Exercise Of Stock Warrants, Shares			58,980
Common Stock Issued Upon Exercise Of Stock Options, Shares	106,667		24,368
Common stock issued for professional services, shares	14,390
Balance, Amount at Dec. 31, 2021	$ (429,957)	0	$ 88	57,041,447	(57,471,492)	(429,957)	(53,636)
Balance, amount at Dec. 31, 2021	(483,593)	0	$ 88	57,041,447	(57,471,492)	(429,957)	(53,636)
Balance, Shares at Mar. 31, 2021			8,655,068
Balance, amount at Mar. 31, 2021	3,349,943	0	$ 86	54,007,041	(50,603,560)	3,403,567	(53,624)
Paid-in Capital - Beneficial Conversion Feature	428,595	0	0	428,595	0	428,595	0
Net loss	(1,542,717)	0	0	0	(1,542,713)	(1,542,713)	(4)
Paid-in capital - relative fair value of stock warrants granted	473,327	0	$ 0	473,327	0	473,327	0
Common Stock Issued For Facility Lease, Shares			5,333
Common Stock Issued For Facility Lease, Amount	49,600	0	$ 0	49,600	0	49,600	0
Paid-in capital - fair value of stock options and RSU vested	138,010	0	$ 0	138,010	0	138,010	0
Balance, shares at Jun. 30, 2021			8,660,401
Balance, amount at Jun. 30, 2021	2,896,758	0	$ 86	55,096,573	(52,146,273)	2,950,386	(53,628)
Balance, amount at Dec. 31, 2021	(483,593)	0	88	57,041,447	(57,471,492)	(429,957)	(53,636)
Net loss	(5,569,683)	0	0	0	(5,569,679)	(5,569,679)	(4)
Paid-in capital - relative fair value of stock warrants granted	864,000	0	$ 0	864,000	0	864,000	0
Common stock issued for restricted stock units vested, shares			16,667
Common stock issued for restricted stock units vested, amount	0	0	$ 0	0	0	0	0
Common stock issued for convertible debt, shares			7,917
Common stock issued for convertible debt, amount	47,500	$ 0	$ 0	47,500	0	47,500	0
Common stock exchange for convertible preferred stock, shares		3,000,000	(1,000,000)
Common stock exchange for convertible preferred stock, amount	0	$ 30	$ (10)	(20)	0	0	0
Paid-in capital - fair value of stock options and restricted stock units vested	934,225	$ 0	$ 0	934,225	0	934,225	0
Balance, shares at Mar. 31, 2022		3,000,000	7,803,109
Balance, amount at Mar. 31, 2022	(4,207,551)	$ 30	$ 78	58,887,152	(63,041,171)	(4,153,911)	(53,640)
Balance, Amount at Dec. 31, 2021	(429,957)	0	88	57,041,447	(57,471,492)	(429,957)	(53,636)
Balance, amount at Dec. 31, 2021	(483,593)	$ 0	$ 88	57,041,447	(57,471,492)	(429,957)	(53,636)
Net loss	(5,758,065)
Common stock issued for professional services, amount	719,000
Balance, Amount at Jun. 30, 2022	5,814,914
Balance, shares at Jun. 30, 2022		3,000,000	10,973,759
Balance, amount at Jun. 30, 2022	5,761,269	$ 30	$ 110	69,044,321	(63,229,547)	5,814,914	(53,645)
Balance, Shares at Mar. 31, 2022		3,000,000	7,803,109
Balance, amount at Mar. 31, 2022	(4,207,551)	$ 30	$ 78	58,887,152	(63,041,171)	(4,153,911)	(53,640)
Net loss	(188,381)	0	$ 0	0	(188,376)	(188,376)	(5)
Common stock issued for restricted stock units vested, shares			16,666
Paid-in capital - fair value of stock options and restricted stock units vested	761,437	0	$ 0	761,437	0	761,437	0
Common stock and warrants issued in equity offering, net of issuance costs, shares			2,352,942
Common stock and warrants issued in equity offering, net of issuance costs, amount	8,694,363	0	$ 24	8,694,339	0	8,694,363	0
Additional common stock issued upon reverse stock split, shares			1,012
Common stock issued for professional services, shares			800,000
Common stock issued for professional services, amount	719,000	0	$ 8	718,992	0	719,000	0
Common Stock issued for restricted stock units vested, amount	0	$ 0	$ 0	0	0	0	0
Balance, Amount at Jun. 30, 2022	5,814,914
Balance, shares at Jun. 30, 2022		3,000,000	10,973,759
Balance, amount at Jun. 30, 2022	$ 5,761,269	$ 30	$ 110	$ 69,044,321	$ (63,229,547)	$ 5,814,914	$ (53,645)